Expense Example - Conservative Growth Lifestyle Fund - Conservative Growth Lifestyle Fund	May 25, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	$ 940